Employee benefits expenses (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about defined benefit plans [abstract]
Cost of sales, note 19	S/ 84,190	S/ 76,523	S/ 90,139
Administrative expenses, note 20	84,660	94,437	100,059
Selling and distribution expenses, note 21	21,707	17,982	17,096
Total employee benefits expenses	S/ 190,557	S/ 188,942	S/ 207,294